CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) / INCOME - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) / INCOME
Net (loss) / income	$ 84,260	$ (4,138)	$ (131,978)
Other comprehensive loss
Foreign currency translation adjustment	(12,658)	(39,297)	(87,943)
Unrealized (loss) / gain on available-for-sale investments:
Unrealized (loss) / gain on available-for-sale investments, net of tax effect of tax expense of $229, $90 and $712 for the years ended February 28, 2023, February 29, 2024 and February 28, 2025, respectively	(5,066)	4,996	(1,591)
Other comprehensive loss	(17,724)	(34,301)	(89,534)
Comprehensive (loss) / income	66,536	(38,439)	(221,512)
Add: Comprehensive (income) / loss attributable to non-controlling interests shareholders	69	(396)	(6,383)
Comprehensive (loss) / income attributable to TAL Education Group's shareholders	$ 66,605	$ (38,835)	$ (227,895)